Joint Ventures and Associates - Summary of Carrying Amount of Interests in Joint Ventures and Associates (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Carrying Amountof Interests In Joint Ventures And Associate [Abstract]
Investments in joint ventures	$ 15,052	$ 20,555
Investments in associates	12,875	12,700
Investments in joint ventures and associates	$ 27,927	$ 33,255